Submission	Mar. 31, 2026
Submission [Line Items]
Central Index Key	0002100161
Registrant Name	Blackstone Digital Infrastructure Trust Inc.
Form Type	S-11
Submission Type	S-11
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A